Strategic Investments and Fair Value of Financial Instruments (Details) (Albemarle & Bond Holdings [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Albemarle & Bond Holdings [Member]
Summary of financial information for Albemarle & Bond
Current assets	$ 125,862	$ 97,476
Non-current assets	64,325	52,325
Total assets	190,187	149,801
Current liabilities	18,620	17,898
Non-current liabilities	57,016	42,078
Shareholders' equity	114,551	89,825
Total liabilities and shareholders' equity	190,187	149,801
Gross revenues	162,002	129,794	89,712
Gross profit	97,197	84,850	68,572
Profit for the year (net income)	$ 24,324	$ 22,792	$ 17,239